Other financial liabilities	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Other financial liabilities
19. Other financial liabilities
Other financial liabilities consist of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Financial liabilities measured at amortized cost
Deposits received	388,375	345,504	440,275
Other	44,969	116,454	221,052
Financial liabilities measured at fair value through profit or loss
Derivatives	231,915	437,369	425,980

Total	665,259	899,328	1,087,307

Current liabilities	475,302	538,740	763,875
Non-current liabilities	189,957	360,588	323,432

Total	665,259	899,328	1,087,307